Note 8 - Notes Payable, Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	2012	2011

Notes payable, unsecured, payable to HealthTronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	-	-
Non-current portion	$5,372,743	$5,372,743

Schedule of Maturities of Long-term Debt [Table Text Block]
Years ending December 31,	Amount

2013	$-
2014	-
2015	5,372,743
Total	$5,372,743